Commitments	12 Months Ended
Mar. 31, 2019
Commitments
Commitments

23.Commitments

(a)   Capital commitments

Capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2018	2019
	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	3,181	5,656
Construction of corporate campuses	2,607	3,576
	5,788	9,232

(b)   Operating lease commitments for office facility and transportation equipment

The Company has leased office premises and transportation equipment under non-cancellable operating lease agreements. These leases have different terms and renewal rights. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	As of March 31,
	2018	2019
	(in millions of RMB)
No later than 1 year	2,760	4,984
Later than 1 year and no later than 5 years	7,652	10,675
More than 5 years	11,940	15,346
Total	22,352	31,005

For the years ended March 31, 2017, 2018 and 2019, the Company incurred rental expenses under operating leases of RMB747 million, RMB2,279 million and RMB4,699 million, respectively.

(c)   Commitments for co-location and bandwidth fees, licensed copyrights and marketing expenses

	As of March 31,
	2018	2019
	(in millions of RMB)
No later than 1 year	19,737	21,768
Later than 1 year and no later than 5 years	12,097	22,291
More than 5 years	3,672	4,964
Total	35,506	49,023

(d)  Investment commitments

The Company was obligated to pay up to RMB15,174 million and RMB23,954 million for business combinations and equity investments under various arrangements as of March 31, 2018 and 2019, respectively. The commitment balance as of March 31, 2018 primarily includes the consideration for the investment in Shiji Retail (Note 4(r)) and the acquisition of Kaiyuan (Note 4(e)). The commitment balance as of March 31, 2019 primarily includes the consideration for the investment relating to STO Express (Note 4(k)), Focus Media (Note 4(l)) and the remaining committed capital of certain investment funds.

(e)  Sponsorship commitment

In January 2017, the Company entered into a framework agreement with the International Olympic Committee (the “IOC”) and the United States Olympic Committee for a long-term partnership arrangement through 2028. Joining in The Olympic Partner worldwide sponsorship program, the Company has become the official “E-Commerce Services” Partner and “Cloud Services” Partner of the IOC. In addition, the Company has been granted certain marketing rights, benefits and opportunities relating to future Olympic Games and related initiatives, events and activities. The Company will provide at least US$815 million worth of cash, cloud infrastructure services and cloud computing services, as well as marketing and media support in connection with various Olympic initiatives, events and activities, including the Olympic Games and the Winter Olympic Games through 2028. As of March 31, 2018 and 2019, the aggregate amount of cash to be paid and value of services to be provided in the future approximates US$770 million and US$738 million, respectively.